CERTAIN ASSETS (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended
	Apr. 01, 2025	Jan. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Aug. 31, 2025	Mar. 31, 2025	Jan. 21, 2025
CertainAssetsLineItems [Line Items]
Amortization expense			$ 416,540		$ 618,534	$ 1,249,620	$ 2,057,637	$ 2,474,178	$ 1,993,616
Prepaid expenses and other current assets			7,256,064			7,256,064
Prepaid Expense, Current			$ 2,997,297			$ 2,997,297		274,643	$ 276,670
Issuance of acquisition value				$ 3,000,000
Fair value	$ 3,000,000
Vendor Pre Funded Warrants [Member]
CertainAssetsLineItems [Line Items]
Class of Warrant or Right, Outstanding												2,068,965
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right			3,000,000			3,000,000
Share Price			$ 1.45			$ 1.45
Common Stock [Member]
CertainAssetsLineItems [Line Items]
Issuance of acquisition shares	344,827			344,827
Issuance of acquisition value				$ 35
Marketing Services Agreement [Member]
CertainAssetsLineItems [Line Items]
Marketing services period		5 years
Class of Warrant or Right, Outstanding		2,068,965
Prepaid expense			$ 409,315			$ 409,315
Marketing Services Agreement [Member] | Vendor Pre Funded Warrants [Member]
CertainAssetsLineItems [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right		3,000,000
Share Price		$ 1.45
Long Term Marketing Service Agreement [Member]
CertainAssetsLineItems [Line Items]
Prepaid expense			250,000			250,000
Prepaid Expense, Current										$ 1,240,000	$ 2,500,000
Long Term Marketing Service Agreement [Member] | Vendor [Member]
CertainAssetsLineItems [Line Items]
Prepaid expense			101,918			101,918
Two Marketing Service Agreement [Member]
CertainAssetsLineItems [Line Items]
Prepaid Expense, Current			425,000			425,000		350,000
Two Long Term Marketing Service Agreement [Member]
CertainAssetsLineItems [Line Items]
Prepaid expense			35,417			35,417		$ 29,167
Marketing Service Agreement [Member]
CertainAssetsLineItems [Line Items]
Prepaid expense			$ 350,000			$ 350,000
Asset Purchase Agreement [Member] | Common Stock [Member]
CertainAssetsLineItems [Line Items]
Issuance of acquisition shares	344,827
Issuance of acquisition value	$ 3,000,000